Mexican Government Long-Term Notes Receivable And Other Assets - Summary of Balance of Government Bonds (Parenthetical) (Detail) $ in Thousands	Jun. 30, 2021 MXN ($)
Government Bonds [Member]
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Expected credit losses	$ 14,909